Statements of Income and Expenses - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment Income:
Interest income		$ 57,904	$ 714	$ 5,809
Expenses:
General Partner fees (Note 2j)		654,571	741,571	168,227
Ongoing placement agent fees (Note 2j)		654,571	741,571	168,227
Management fees (Note 3)		490,930	556,177	542,326
Incentive fees (Note 3)		270,903	165,249
Brokerage fees (Note 2j)				1,323,653
Total expenses		2,070,975	2,204,568	2,202,433
Net investment loss		(2,013,071)	(2,203,854)	(2,196,624)
Net gains (losses) on trading of commodity interests:
Net realized gains (losses) on closed contracts		(2,398,851)	8,429,385	9,880,237
Net change in unrealized gains (losses) on open contracts		481,829	(3,865,232)	824,560
Total trading results		(1,917,022)	4,564,153	10,704,797
Net income (loss)		$ (3,930,093)	$ 2,360,299	$ 8,508,173
Net income (loss) per Unit (Note 7)	[1]	$ (2.66)	$ 1.40	$ 4.82
Weighted average number of Units outstanding		1,508,262.805	1,716,767.547	2,234,117.260
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Investment Income:
Interest income			$ 1,688	$ 4,293
Expenses:
General Partner fees (Note 2j)			493,060	121,926
Ongoing placement agent fees (Note 2j)			493,060	121,926
Management fees (Note 3)			369,796	465,518
Brokerage fees (Note 2j)				993,118
Total expenses			1,355,916	1,702,488
Net investment loss			(1,354,228)	(1,698,195)
Net gains (losses) on trading of commodity interests:
Net realized gains (losses) on closed contracts			(706,577)	5,245,875
Net change in unrealized gains (losses) on open contracts			859,306	118,025
Total trading results			152,729	5,363,900
Net income (loss)			$ (1,201,499)	$ 3,665,705
Net income (loss) per Unit (Note 7)	[2]		$ (0.64)	$ 2.18
Weighted average number of Units outstanding			1,936,883.560	2,626,817.960
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Liquidation Basis of Accounting [Member]
Investment Income:
Interest income	[3]	$ 35,086
Expenses:
General Partner fees (Note 2j)	[3]	383,974
Ongoing placement agent fees (Note 2j)	[3]	383,974
Management fees (Note 3)	[3]	287,982
Total expenses	[3]	1,055,930
Net investment loss	[3]	(1,020,844)
Net gains (losses) on trading of commodity interests:
Net realized gains (losses) on closed contracts	[3]	(1,714,778)
Net change in unrealized gains (losses) on open contracts	[3]	308,022
Total trading results	[3]	(1,406,756)
Net income (loss)	[3]	$ (2,427,600)
Net income (loss) per Unit (Note 7)	[2],[3]	$ (1.48)
Weighted average number of Units outstanding	[3]	1,654,705.827
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment Income:
Interest income			$ 6,832	$ 6,237
Expenses:
General Partner fees (Note 2j)			593,842	148,721
Ongoing placement agent fees (Note 2j)			593,842	148,721
Management fees (Note 3)			445,382	467,208
Incentive fees (Note 3)			486,201	782,951
Brokerage fees (Note 2j)				1,125,659
Total expenses			2,119,267	2,673,260
Net investment loss			(2,112,435)	(2,667,023)
Net gains (losses) on trading of commodity interests:
Net realized gains (losses) on closed contracts			2,280,468	8,548,536
Net change in unrealized gains (losses) on open contracts			(834,747)	(722,641)
Total trading results			1,445,721	7,825,895
Net income (loss)			$ (666,714)	$ 5,158,872
Net income (loss) per Unit (Note 7)	[2]		$ (0.34)	$ 2.32
Weighted average number of Units outstanding			2,044,032.244	2,473,873.456
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Liquidation Basis of Accounting [Member]
Investment Income:
Interest income	[3]	$ 61,544
Expenses:
General Partner fees (Note 2j)	[3]	530,236
Ongoing placement agent fees (Note 2j)	[3]	530,236
Management fees (Note 3)	[3]	397,676
Total expenses	[3]	1,458,148
Net investment loss	[3]	(1,396,604)
Net gains (losses) on trading of commodity interests:
Net realized gains (losses) on closed contracts	[3]	1,248,260
Net change in unrealized gains (losses) on open contracts	[3]	(297,582)
Total trading results	[3]	950,678
Net income (loss)	[3]	$ (445,926)
Net income (loss) per Unit (Note 7)	[2],[3]	$ (0.27)
Weighted average number of Units outstanding	[3]	1,838,861.654

[1]	Represents the change in net asset value per Unit during the year.
[2]	Represents the change in net asset value per Unit during the year (2016: pre-liquidation).
[3]	Presented on a liquidation basis of accounting.